SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Number of options
Options outstanding, beginning balance	1,034,205
Granted	210,750
Exercised	(41,845)
Expired & Forfeited	(39,750)
Options outstanding, ending balance	1,163,360	1,034,205
Exercisable at June 30, 2013	827,052
Weighted average exercise price
Options outstanding, beginning balance	$ 4.0
Granted	$ 3.65
Exercised	$ 1.02
Expired & Forfeited	$ 6.11
Options outstanding, ending balance	$ 3.98	$ 4.0
Exercisable at June 30, 2013	$ 4.17
Weighted average remaining contractual term (in years)
Outstanding	4 years 5 months 27 days	4 years
Exercisable at June 30, 2013	3 years 4 months 17 days
Aggregate intrinsic value
Outstanding	$ 792	$ 529
Options exercisable	744
Vested and expected to vest at June 30, 3013
Number of options	1,163,360
Weighted average exercise price	$ 3.98
Weighted average remaining contractual life	4 years 5 months 27 days
Aggregate intrinsic value	$ 792